Brown Advisory Maryland Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

MUNICIPAL BONDS - 98.1%	Par	Value
General Obligation Bonds - 22.5%
Anne Arundel County Maryland, 5.00%, 10/01/2033	$2,000,000	$2,084,381
Baltimore County Maryland, 4.00%, 03/01/2038	5,000,000	5,286,665
Frederick County Maryland, 1.88%, 10/01/2038	8,755,000	6,860,666
Howard County Maryland, 1.75%, 08/15/2036	7,875,000	6,322,241
Hyattsville Maryland
5.00%, 01/01/2025	310,000	310,946
5.00%, 01/01/2026	160,000	163,223
5.00%, 01/01/2027	170,000	176,530
5.00%, 01/01/2044	2,065,000	2,099,291
Maryland State
5.00%, 08/01/2025	1,000,000	1,019,268
3.00%, 06/01/2031	7,500,000	7,470,767
Montgomery County Maryland, 3.00%, 10/01/2034	3,370,000	3,305,931
Prince George's County Maryland
5.00%, 10/01/2024	1,350,000	1,350,000
5.00%, 10/01/2025	1,500,000	1,533,526
5.00%, 10/01/2026	1,550,000	1,627,586
		39,611,021

Revenue Bonds - 75.6%
Austin Texas, 7.88%, 09/01/2026	525,000	530,966
Baltimore Maryland
5.00%, 06/15/2030	520,000	520,500
3.25%, 06/01/2031 (a)	225,000	214,920
4.50%, 06/01/2033	1,470,000	1,501,357
5.00%, 06/15/2033	670,000	670,579
3.50%, 06/01/2039 (a)	1,260,000	1,138,933
California Municipal Finance Authority, 5.00%, 11/01/2039 (a)	1,750,000	1,745,471
Florida Development Finance Corp., 5.00%, 07/01/2044	3,435,000	3,620,634
Franklin County Ohio, 5.00%, 11/15/2034	1,550,000	1,551,724
Frederick County Maryland
5.00%, 07/01/2029	1,975,000	2,143,528
5.00%, 07/01/2030	1,385,000	1,515,579
3.75%, 07/01/2039	1,410,000	1,311,200
Gaithersburg Maryland
5.00%, 01/01/2028	1,000,000	1,029,171
5.00%, 01/01/2033	2,000,000	2,060,880
Lehigh County Pennsylvania, 4.25% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	2,550,000	2,532,918
Main Street Natural Gas, Inc., 4.94% (SOFR + 1.70%), 12/01/2053	5,500,000	5,674,587
Maryland Community Development Administration
1.50%, 09/01/2027	1,270,000	1,191,968
5.00%, 09/01/2030	1,245,000	1,337,807
5.00%, 09/01/2031	1,030,000	1,105,752
4.60%, 03/01/2042	3,930,000	4,045,077
2.41%, 07/01/2043	2,660,000	1,945,268
Maryland Economic Development Corp.
5.00%, 07/01/2028	1,000,000	1,068,910
5.00%, 07/01/2029	750,000	813,307
5.00%, 06/01/2035	2,490,000	2,552,324
4.10%, 10/01/2036 (b)	2,600,000	2,677,882
4.00%, 07/01/2040	1,500,000	1,480,575
4.50%, 07/01/2044	4,500,000	4,365,230
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2026	420,000	427,271
5.00%, 08/15/2027	4,000,000	4,030,096
5.00%, 07/01/2029	2,000,000	2,103,905
4.00%, 10/01/2030	100,000	100,040
4.00%, 10/01/2031	300,000	300,109
5.00%, 08/15/2033	1,250,000	1,257,429
5.00%, 07/01/2034	1,955,000	1,984,397
5.00%, 01/01/2036	1,000,000	1,027,859
5.00%, 05/15/2037	5,000,000	5,058,359
5.00%, 07/01/2037	1,200,000	1,220,031
5.00%, 07/01/2038	1,500,000	1,559,245
5.00%, 05/15/2042	4,335,000	4,470,959
3.43% (SIFMA Municipal Swap Index + 0.28%), 07/01/2042	2,290,000	2,286,746
5.00%, 07/01/2043	1,310,000	1,356,967
5.00%, 07/01/2045 (b)	4,000,000	4,190,042
Series A, 2.94%, 04/01/2035 (b)	3,000,000	3,000,000
Maryland Stadium Authority
5.00%, 05/01/2030	3,000,000	3,097,997
5.00%, 06/01/2034	1,040,000	1,189,039
4.00%, 06/01/2035	1,340,000	1,413,355
4.00%, 06/01/2037	1,000,000	1,048,856
5.00%, 05/01/2038	5,000,000	5,283,169
3.00%, 06/01/2041	4,460,000	3,909,626
Maryland State Department of Transportation
3.00%, 06/01/2026	6,000,000	5,997,589
5.00%, 10/01/2027	1,715,000	1,802,106
4.00%, 12/01/2029	1,260,000	1,290,786
5.00%, 08/01/2033	1,000,000	1,096,102
2.50%, 10/01/2033	1,395,000	1,283,016
2.13%, 10/01/2036	1,000,000	833,974
4.00%, 08/01/2038	1,150,000	1,158,243
Maryland State Transportation Authority, 5.00%, 07/01/2028	4,420,000	4,714,117
Maryland State Transportation Authority Passenger Facility Charge Revenue, 4.00%, 06/01/2035	4,330,000	4,359,353
Metropolitan Washington DC Airports Authority Aviation Revenue, 5.00%, 10/01/2040	1,500,000	1,574,851
Miami-Dade County Florida Expressway Authority, 6.01% (1 mo. Term SOFR + 1.05%), 07/01/2032	5,000,000	5,037,654
Montgomery County Maryland Housing Opportunites Commission, 3.15%, 01/01/2049 (b)	350,000	350,000
New York Transportation Development Corp., 6.00%, 04/01/2035	3,000,000	3,394,976
		133,555,311
TOTAL MUNICIPAL BONDS (Cost $173,979,613)		173,166,332

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%	Shares
First American Government Obligations Fund - Class Z, 4.78% (c)	1,634,406	1,634,406
TOTAL SHORT-TERM INVESTMENTS (Cost $1,634,406)		1,634,406

TOTAL INVESTMENTS - 99.0% (Cost $175,614,019)		174,800,738
Other Assets in Excess of Liabilities - 1.0%		1,819,834
TOTAL NET ASSETS - 100.0%		$176,620,572

Percentages are stated as a percent of net assets.

SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3

Municipal Bonds	$–	$173,166,332	$–
Money Market Funds	1,634,406	–	–
Total Investments	$1,634,406	$173,166,332	$–